Condensed Consolidated Statements Of Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Beginning Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	16,935					16,935
Currency translation adjustment	(10,293)				(10,293)
Currency impact of long term funding	1,693				1,693
Tax on currency impact of long term funding	(157)				(157)
Unrealized capital gain - investments	372				372
Total comprehensive income	8,550				(8,385)	16,935
Exercise of share options (in shares)		282,596
Exercise of share options	3,143	22	3,121
Issue of ordinary shares
Share issuance costs	(14)		(14)
Non-cash stock compensation expense	5,233		5,233
Share repurchase programme, shares		(738,341)
Share repurchase programme	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Tax benefit on exercise of options	940		940
Ending Balance at Jun. 30, 2012	$ 683,601	$ 5,021	$ 220,829	$ 100	$ (24,831)	$ 482,482
Ending Balance (in shares) at Jun. 30, 2012		59,679,858